Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Balance	$ 32,266	[1]	$ 50,810
Purchases of marketable securities	3,998		19,927		$ 6,558
Changes in marketable securities, net	(914)		(621)		(244)
Proceeds from maturity of marketable securities	(16,029)		(37,850)		(16,629)
Balance	$ 19,321	[1]	$ 32,266	[1]	$ 50,810

[1]	Including accrued interest in the amount of US$ 227 thousand and US$ 138 thousand as of December 31, 2021 and 2022, respectively.